UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  6/30

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

Daily Assets Fund Institutional

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 14.8%
ABN Amro Bank NV, 0.25%, 6/25/2010	10,500,000	10,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.2%, 4/26/2010	40,000,000	40,000,000
0.21%, 5/11/2010	35,000,000	35,000,000
0.28%, 6/25/2010	38,200,000	38,200,000
BNP Paribas:
0.23%, 4/9/2010	37,000,000	37,000,000
0.24%, 6/4/2010	64,000,000	64,000,000
0.28%, 5/19/2010	17,000,000	17,000,000
Credit Agricole SA, 0.22%, 4/6/2010	37,000,000	37,000,000
Credit Industriel et Commercial, 0.3%, 4/23/2010	71,750,000	71,750,219
Dexia Credit Local, 0.49%, 4/5/2010	35,000,000	35,000,019
DnB NOR Bank ASA:
0.28%, 5/20/2010	16,000,000	16,000,000
0.34%, 5/5/2010	25,000,000	24,999,999
European Bank for Reconstruction & Development, 2.875%, 8/27/2010	17,000,000	17,168,452
European Investment Bank, 4.125%, 9/15/2010	20,000,000	20,347,587
International Finance Corp., 1.2%, 5/3/2010	60,000,000	60,000,000
Intesa Sanpaolo SpA, 0.19%, 4/12/2010	25,000,000	25,000,000
KBC Bank NV, 0.3%, 5/7/2010	55,000,000	55,000,000
Kommunalbanken AS, 4.5%, 10/6/2010	30,000,000	30,612,682
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.25%, 9/15/2010	12,200,000	12,402,036
Mizuho Corporate Bank Ltd.:
0.2%, 4/14/2010	60,000,000	60,000,000
0.2%, 4/26/2010	60,000,000	60,000,000
0.2%, 5/21/2010	48,000,000	48,000,000
0.21%, 5/17/2010	35,000,000	35,000,000
0.24%, 6/11/2010	45,000,000	45,000,000
Nordea Bank Finland PLC, 0.75%, 9/23/2010	25,000,000	25,000,000
NRW.Bank, 5.375%, 7/19/2010	22,150,000	22,421,861
Skandinaviska Enskilda Banken AB, 0.3%, 5/4/2010	23,000,000	23,000,000
Societe Generale, 0.25%, 4/6/2010	55,000,000	55,000,000
Sumitomo Mitsui Banking Corp., 0.22%, 5/26/2010	20,000,000	20,000,000
Svensk Exportkredit AB, 4.5%, 9/27/2010	37,542,000	38,244,093
Wal-Mart Stores, Inc., 5.321%, 6/1/2010	30,000,000	30,232,189
Westpac Banking Corp., 0.93%, 6/28/2010	22,950,000	22,958,864

Total Certificates of Deposit and Bank Notes (Cost $1,131,838,001)		1,131,838,001
Commercial Paper 32.1%
Issued at Discount **
Allied Irish Banks North America, Inc., 144A, 0.6%, 6/25/2010	25,700,000	25,663,592
Amsterdam Funding Corp., 144A, 0.32%, 7/20/2010	30,000,000	29,970,667
Anglo Irish Bank Corp., Ltd.:
144A, 0.35%, 4/9/2010	36,500,000	36,497,161
144A, 0.42%, 4/23/2010	84,000,000	83,978,440
Antalis US Funding Corp., 144A, 0.21%, 4/12/2010	29,790,000	29,788,088
ASB Finance Ltd., 0.36%, 4/8/2010	20,000,000	19,998,600
BNZ International Funding Ltd., 144A, 0.33%, 5/14/2010	50,000,000	49,980,292
BPCE SA:
0.24%, 5/5/2010	65,000,000	64,985,267
0.24%, 5/10/2010	25,000,000	24,993,500
Cancara Asset Securitisation LLC, 144A, 0.23%, 4/19/2010	30,000,000	29,996,550
Clipper Receivables Co., LLC, 0.2%, 5/7/2010	52,500,000	52,489,500
Coca-Cola Co., 0.25%, 8/16/2010	35,500,000	35,466,226
Danske Corp.:
144A, 0.18%, 4/12/2010	49,500,000	49,497,277
144A, 0.2%, 4/12/2010	30,000,000	29,998,167
144A, 0.2%, 4/21/2010	40,000,000	39,995,556
144A, 0.2%, 5/4/2010	40,000,000	39,992,667
ENI Finance USA, Inc., 0.18%, 4/9/2010	60,000,000	59,997,600
General Electric Capital Corp., 0.22%, 4/23/2010	66,700,000	66,691,032
Grampian Funding LLC:
144A, 0.25%, 4/16/2010	15,000,000	14,998,437
144A, 0.26%, 5/18/2010	55,000,000	54,981,331
144A, 0.28%, 4/12/2010	45,000,000	44,996,150
144A, 0.31%, 4/6/2010	40,000,000	39,998,278
Hannover Funding Co., LLC:
0.5%, 5/19/2010	34,500,000	34,477,000
0.5%, 5/24/2010	23,000,000	22,983,069
0.5%, 5/25/2010	24,000,000	23,982,000
0.55%, 4/5/2010	29,680,000	29,678,186
Irish Life & Permanent Group Holdings PLC, 144A, 0.4%, 4/13/2010	44,450,000	44,444,073
Johnson & Johnson, 144A, 0.22%, 7/12/2010	20,000,000	19,987,533
JPMorgan Chase & Co.:
0.01%, 4/1/2010	6,100,000	6,100,000
0.25%, 7/26/2010	35,000,000	34,971,806
KBC Financial Products International Ltd.:
144A, 0.32%, 5/10/2010	50,000,000	49,982,667
144A, 0.33%, 4/13/2010	38,000,000	37,995,820
Kreditanstalt fuer Wiederaufbau, 0.2%, 5/12/2010	34,825,000	34,817,068
LMA Americas LLC:
144A, 0.2%, 4/12/2010	20,000,000	19,998,778
144A, 0.22%, 4/6/2010	10,000,000	9,999,694
Nestle Finance International Ltd., 0.27%, 8/25/2010	35,000,000	34,961,675
Nieuw Amsterdam Receivables Corp., 144A, 0.21%, 4/1/2010	47,700,000	47,700,000
NRW.Bank:
0.21%, 4/8/2010	85,000,000	84,996,529
0.21%, 4/12/2010	50,000,000	49,996,715
0.21%, 4/13/2010	30,000,000	29,997,900
0.22%, 5/17/2010	20,000,000	19,994,378
0.22%, 5/25/2010	24,000,000	23,992,080
0.25%, 7/6/2010	40,250,000	40,223,167
0.45%, 7/8/2010	20,000,000	19,975,500
Romulus Funding Corp.:
144A, 0.2%, 4/9/2010	55,000,000	54,996,700
144A, 0.3%, 5/7/2010	20,800,000	20,793,760
Salisbury Receivables Co., LLC, 144A, 0.2%, 5/5/2010	11,000,000	10,997,922
Scaldis Capital LLC:
0.2%, 4/20/2010	28,000,000	27,997,044
0.21%, 4/23/2010	11,000,000	10,998,588
Scotiabanc, Inc., 0.2%, 4/19/2010	30,000,000	29,997,000
Sheffield Receivables Corp., 144A, 0.22%, 6/1/2010	40,000,000	39,985,089
Societe Generale North America, Inc.:
0.19%, 4/7/2010	20,000,000	19,999,367
0.24%, 5/14/2010	24,000,000	23,993,120
Standard Chartered Bank, 0.25%, 4/1/2010	17,500,000	17,500,000
Straight-A Funding LLC:
144A, 0.17%, 4/27/2010	25,000,000	24,996,931
144A, 0.18%, 5/5/2010	35,000,000	34,994,050
144A, 0.19%, 5/20/2010	20,000,000	19,994,828
144A, 0.2%, 6/2/2010	18,000,000	17,993,800
Swedbank AB:
144A, 0.86%, 6/3/2010	25,000,000	24,962,375
144A, 0.89%, 5/28/2010	30,000,000	29,957,725
144A, 0.99%, 5/12/2010	62,000,000	61,930,095
144A, 1.07%, 6/10/2010	35,000,000	34,927,180
Swiss Re Treasury US Corp., 0.23%, 4/8/2010	95,000,000	94,995,751
Sydney Capital Corp.:
144A, 0.48%, 4/15/2010	11,000,000	10,997,947
144A, 0.51%, 5/17/2010	11,000,000	10,992,832
Tasman Funding, Inc.:
144A, 0.22%, 4/5/2010	20,500,000	20,499,499
144A, 0.27%, 5/14/2010	34,000,000	33,989,035
144A, 0.28%, 5/14/2010	12,500,000	12,495,819
Total Capital Canada Ltd., 144A, 0.2%, 5/20/2010	25,000,000	24,993,194
Toyota Credit de Puerto Rico, 0.3%, 4/21/2010	12,500,000	12,497,917
Toyota Motor Credit Corp.:
0.25%, 4/8/2010	30,000,000	29,998,542
0.3%, 4/8/2010	35,000,000	34,997,958
0.3%, 4/14/2010	20,000,000	19,997,833

Total Commercial Paper (Cost $2,459,681,917)		2,459,681,917
Short Term Notes * 20.0%
ANZ National International Ltd., 144A, 0.351%, 10/19/2010	55,750,000	55,750,000
ASB Finance Ltd., 144A, 0.358%, 12/3/2010	30,000,000	30,001,654
Bank of America Corp., 0.42%, 8/13/2010	48,586,000	48,609,019
Bank of Nova Scotia, 0.255%, 11/23/2010	60,000,000	60,000,000
Barclays Bank PLC, 0.447%, 4/21/2010	55,000,000	55,000,000
Bayerische Landesbank, 0.307%, 4/22/2011	20,000,000	19,987,429
Canadian Imperial Bank of Commerce:
0.2%, 8/25/2010	34,000,000	34,000,000
0.23%, 10/15/2010	55,000,000	55,000,000
0.25%, 7/26/2010	85,000,000	85,000,000
Commonwealth Bank of Australia:
144A, 0.272%, 1/3/2011	30,620,000	30,620,000
144A, 0.381%, 6/24/2010	60,000,000	60,000,000
Credit Agricole SA, 144A, 0.301%, 5/28/2010	1,500,000	1,500,171
General Electric Capital Corp., 0.31%, 5/10/2010	4,346,000	4,346,335
Governor & Co. of the Bank of Ireland, 0.576%, 4/26/2010	20,000,000	20,000,000
International Bank for Reconstruction & Development, 0.201%, 5/20/2010	55,000,000	55,000,000
Intesa Sanpaolo SpA, 0.285%, 9/24/2010	58,450,000	58,450,000
JPMorgan Chase Bank NA, 0.247%, 4/28/2011	40,000,000	40,000,000
Merrill Lynch & Co., Inc., 2.5%, 5/12/2010	25,000,000	25,065,511
National Australia Bank Ltd., 144A, 0.276%, 1/27/2011	40,000,000	40,000,000
Natixis:
0.28%, 6/9/2010	37,000,000	37,000,000
0.3%, 5/5/2010	62,000,000	62,000,000
Procter & Gamble International Funding SCA, 0.258%, 5/7/2010	54,000,000	54,000,000
Rabobank Nederland NV:
0.229%, 11/22/2010	35,000,000	35,000,000
0.23%, 3/11/2011	56,000,000	56,000,000
144A, 0.25%, 3/16/2011	26,000,000	26,000,000
144A, 0.252%, 4/7/2011	60,000,000	60,000,000
144A, 0.65%, 5/19/2010	32,000,000	32,019,945
Royal Bank of Canada, 0.247%, 2/24/2011	17,325,000	17,325,000
Societe Generale, 0.501%, 4/19/2010	60,000,000	60,000,000
Toronto-Dominion Bank, 0.228%, 2/4/2011	40,000,000	40,000,000

Westpac Banking Corp.:
144A, 0.268%, 3/4/2011	15,000,000	14,997,157
0.27%, 1/10/2011	42,000,000	42,000,000
144A, 0.285%, 12/13/2010	74,000,000	74,000,000
0.304%, 7/6/2010	55,000,000	55,000,000
144A, 0.385%, 7/2/2010	90,000,000	90,000,000

Total Short Term Notes (Cost $1,533,672,221)		1,533,672,221
Supranational 0.9%
Inter-American Development Bank, 0.34% **, 8/16/2010	34,000,000	33,956,008
International Bank for Reconstruction & Development, 0.01% **, 6/28/2010	37,200,000	37,177,266

Total Supranational (Cost $71,133,274)		71,133,274
Municipal Bonds and Notes 5.7%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, The College of St. Rose, Series A, 0.29% ***, 7/1/2037, Bank of America NA (a) (b)	2,000,000	2,000,000
Bucks County, PA, Industrial Development Authority Revenue, Grand View Hospital, Series B, 0.27% ***, 7/1/2039, PNC Bank NA (a)	8,635,000	8,635,000
California, Regents of the University of California:
0.229%, 5/17/2010	18,263,000	18,257,633
0.25%, 5/17/2010	35,000,000	34,988,819
0.279%, 6/3/2010	10,000,000	9,995,100
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 0.27% ***, 10/1/2032, US Bank NA (a)	6,850,000	6,850,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.27% ***, 6/1/2038, US Bank NA (a)	4,000,000	4,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Federation, Series A13, 0.31% ***, 5/1/2038, Bank of America NA (a)	2,380,000	2,380,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue, "I":
Series A-1, 0.22% ***, 5/1/2038	13,000,000	13,000,000
Series A-3, AMT, 0.28% ***, 5/1/2038	6,500,000	6,500,000
Cuyahoga County, OH, Housing Revenue, Euclid Avenue Housing Corp., Series A, 0.27% ***, 8/1/2042, PNC Bank NA (a)	6,000,000	6,000,000
Florida, Sunshine State Governmental Financing Commission, 0.37%, 4/1/2010	25,000,000	25,000,000
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.28% ***, 10/1/2037, Branch Banking & Trust (a)	4,940,000	4,940,000
Hillsborough County, FL, School Board, Certificates of Participation, Master Lease Program, Series A, 0.3% ***, 7/1/2023, Wells Fargo Bank NA (a) (b)	7,650,000	7,650,000
Illinois, Finance Authority Revenue, Beloit Memorial Hospital, Inc., Series A, 0.32% ***, 4/1/2036, JPMorgan Chase Bank (a) (b)	2,575,000	2,575,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 0.27% ***, 11/1/2040, Sovereign Bank FSB (a)	5,000,000	5,000,000
Series D, 0.27% ***, 11/1/2040, Sovereign Bank FSB (a)	2,800,000	2,800,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 0.27% ***, 5/1/2036, Sovereign Bank FSB (a)	12,535,000	12,535,000
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 0.32% ***, 3/1/2030, US Bank NA (a)	2,610,000	2,610,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 0.45% ***, 3/1/2018, LaSalle Bank NA (a)	1,040,000	1,040,000
Lancaster, PA, Industrial Development Authority Revenue, Willow Valley Retirement Communities, Series A, 0.27% ***, 12/1/2039, PNC Bank NA (a)	10,000,000	10,000,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.27% ***, 3/1/2039, TD Bank NA (a)	5,765,000	5,765,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.29% ***, 4/1/2038, TD Bank NA (a)	4,000,000	4,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University:
Series X, 0.25% ***, 10/1/2028, TD Bank NA (a)	11,865,000	11,865,000
Series W, 0.26% ***, 10/1/2028, TD Bank NA (a)	3,000,000	3,000,000
Michigan, State Housing Development Authority, Series C, AMT, 0.25% ***, 6/1/2039	9,375,000	9,375,000
Mississippi, Business Finance Corp., Gulf Opportunity Zone, Chevron USA, Inc., Project, Series B, 0.26% ***, 12/1/2030	64,700,000	64,700,000
New York, NY, General Obligation, Series G-4, 0.28% ***, 3/1/2039	45,000,000	45,000,000
New York, USTA National Tennis Center, Inc., 0.22% ***, 11/15/2024, JPMorgan Chase Bank (a)	5,300,000	5,300,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series B, 0.43%, 2/15/2011	15,200,000	15,192,012
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster, Inc., Series C, 0.27% ***, 10/1/2014, Sovereign Bank FSB (a)	2,015,000	2,015,000
Ohio, State University, 0.2%, 4/5/2010	23,000,000	23,000,000
Oregon, State General Obligation, Veterans Welfare, Series 86, 0.29% ***, 6/1/2040	2,500,000	2,500,000
Pennsylvania, Northeastern Hospital & Education Authority Revenue, Commonwealth Medical College Project, 0.27% ***, 9/1/2034, PNC Bank NA (a)	5,725,000	5,725,000
Phoenix, AZ, Civic Improvement Corp., 0.27%, 4/5/2010	19,000,000	19,000,000
Port Seattle, WA, 0.3%, 5/6/2010	15,000,000	15,000,000
Terre Haute, IN, Westminster Village Revenue, Series A, 0.27% ***, 8/1/2036, Sovereign Bank FSB (a)	9,245,000	9,245,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc. Project, AMT, 0.45% ***, 7/1/2020, LaSalle Bank NA (a)	1,840,000	1,840,000
University of Texas, System Revenues, 0.2%, 4/7/2010	10,000,000	10,000,000

Total Municipal Bonds and Notes (Cost $439,278,564)		439,278,564
Government & Agency Obligations 10.2%
Foreign Government Obligations 0.6%
Kingdom of Sweden, 1.0%, 4/26/2010	45,000,000	45,002,360
Other Government Related (c) 1.3%
General Electric Capital Corp., FDIC Guaranteed, 0.884% *, 12/9/2010	16,000,000	16,088,985
Queensland Treasury Corp., 0.271% *, 6/18/2010	44,000,000	44,000,000
Swedbank AB, 144A, 0.22% *, 5/19/2010	25,000,000	25,000,000
The Goldman Sachs Group, Inc., FDIC Guaranteed, 0.752% *, 12/3/2010	14,000,000	14,066,329

		99,155,314
US Government Sponsored Agencies 6.3%
Federal Farm Credit Bank, 0.001% *, 4/1/2010	35,000,000	35,000,000
Federal Home Loan Bank:
0.111% *, 7/15/2011	30,000,000	29,980,374
0.12% *, 5/26/2011	25,000,000	25,000,000
0.25%, 12/21/2010	18,000,000	17,987,434
0.36% *, 11/15/2010	40,000,000	39,996,215
0.45%, 10/28/2010	20,825,000	20,842,695
0.5%, 10/18/2010	17,500,000	17,512,077
Federal Home Loan Mortgage Corp.:
0.199% **, 8/17/2010	20,000,000	19,984,667
0.238% **, 7/12/2010	10,000,000	9,993,200
0.399% **, 1/10/2011	24,000,000	23,924,267
0.421% **, 5/17/2010	20,000,000	19,989,011
4.125%, 10/18/2010	22,000,000	22,458,700
5.625%, 3/15/2011	6,190,000	6,495,368
Federal National Mortgage Association:
0.208% **, 7/1/2010	56,000,000	55,970,273
0.208% **, 8/2/2010	50,000,000	49,964,125
0.248% **, 8/16/2010	45,000,000	44,957,188
0.279% **, 11/1/2010	15,000,000	14,975,033
0.408% **, 11/15/2010	15,000,000	14,961,050
0.546% **, 8/5/2010	15,000,000	14,971,125

		484,962,802

US Treasury Obligations 2.0%
US Treasury Bills:
0.31% **, 8/26/2010	12,500,000	12,484,177
0.5% **, 7/29/2010	15,000,000	14,975,208
US Treasury Notes:
0.875%, 2/28/2011	20,000,000	20,084,670
1.5%, 10/31/2010	18,000,000	18,119,328
2.375%, 8/31/2010	42,000,000	42,329,643
2.75%, 7/31/2010	22,300,000	22,479,348
3.875%, 9/15/2010	18,300,000	18,605,184

		149,077,558

Total Government & Agency Obligations (Cost $778,198,034)		778,198,034
Time Deposits 14.4%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.06%, 4/1/2010	138,908,000	138,908,000
Branch Banking & Trust Co., 0.03%, 4/1/2010	300,000,000	300,000,000
Calyon, 0.09%, 4/1/2010	250,142,127	250,142,127
Citibank NA, 0.08%, 4/1/2010	215,317,757	215,317,757
JPMorgan Chase Bank NA, 0.062%, 4/1/2010	200,000,000	200,000,000

Total Time Deposits (Cost $1,104,367,884)		1,104,367,884
Repurchase Agreements 2.1%
JPMorgan Securities, Inc., 0.01%, dated 3/31/2010, to be repurchased at $163,121,176 on 4/1/2010 (d) (Cost $163,121,131)	163,121,131	163,121,131

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $7,681,291,026) †	100.2	7,681,291,026
Other Assets and Liabilities, Net	(0.2)	(15,266,140)

Net Assets	100.0	7,666,024,886

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of March 31, 2010.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of March 31, 2010.

†	The cost for federal income tax purposes was $7,726,291,026.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
National Public Finance Guarantee Corp.	0.1
Radian Asset Assurance, Inc.	0.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(c) Government-backed debt issued by financial companies or government sponsored enterprises.
(d) Collateralized by $931,060,391 Federal National Mortgage Association-Interest Only, with various coupon rates from 4.5-9.5%, with various maturities on 2/1/2018-9/25/2039 with a value of $168,015,433.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(e)	$—	$7,681,291,026	$—	$7,681,291,026
Total	$—	$7,681,291,026	$—	$7,681,291,026

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010